[American General Life Insurance Company Letterhead]

VIA EDGAR TRANSMISSION

May 1, 2020

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:        American General Life Insurance Company Separate Account VL-R
           ("Registrant")
           American General Life Insurance Company ("Depositor")
           Certification Pursuant to Rule 497(j) of the Securities Act of 1933 (Investment Company Act Number 811-08561)
	   (Central Index Key 0001051485)

FILE NUMBER                PRODUCT NAME
-----------                ------------
333-196172                 Platinum Choice VUL 2
333-43264                  Platinum Investor III
333-234480                 EquiBuilder III

Members of the Commission:


In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1. In connection with the above-referenced Registration Statements, the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statements or amendments, and

2. The text of the most recent Registration Statements or amendments has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at
(713) 831-5197.

Very truly yours,

BRIDGETT M. MATTHES

Bridgett M. Matthes
Associate General Counsel